Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jan. 01, 2011	Dec. 31, 2013 Federal [Member]	Dec. 31, 2013 Foreign [Member]	Dec. 31, 2013 State [Member]
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards			$ 26
Deferred tax asset related to capital loss			9
Net operating loss carryforwards					6	34	124
Unused net operating loss carryforwards expiration period					Between 2026 and 2030		Between 2016 and 2033
Valuation allowance against deferred tax asset			10
Tax credit carryforwards			10
Expected state net operating losses to be utilized			72
Unrecognized tax benefits	130	143	159	195
Unrecognized tax benefits that would reduce the effective income tax rate			92
Anticipated decrease in unrecognized tax benefit over the next 12 months			8
Change in previously accrued income tax expenses related to tax returns	10	81	10
Change in previously accrued income tax expenses related to audit		12
Accrued potential interest included with in current and non-current income taxes payable	11		11
Accrued potential interest included with in current and non-current income taxes payable after income taxes	6		7
Potential penalties	7		8
Expense (benefit) for interest related items included in income taxes expenses	2	6
Undistributed earnings of non-U.S. Companies			$ 325